INCOME TAX - Components of the income tax expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [abstract]
Current period income tax	$ 822,758	$ 1,075,407	$ 1,102,534
Income tax surcharge	15,625	60,730	84,620
Subtotal current period taxes	838,383	1,136,137	1,187,154
Prior years adjustments	(35,553)	(102,937)	(52,540)
Adjustment due to settlement of uncertain tax positions form prior years	(6,802)	(933)	144
Deferred taxes current period	1,467,519	1,256,588	217,416
Deferred taxes - Prior years adjustments	7,857	34,573	7,893
Subtotal deferred taxes	1,475,376	1,291,161	225,309
Total continuing operations	2,271,404	2,323,428	1,360,067
Discontinued operations	224,104	528,367	483,601
Total	$ 2,495,508	$ 2,851,795	$ 1,843,668